Share-Based Compensation (Tables)	12 Months Ended
Jul. 31, 2014
Share-Based Compensation [Abstract]
Schedule Of Weighted-Average Assumptions Used To Estimate Fair Value Of Option Grant

	For the years ended July 31,
	2014	2013
Volatility	108.00%	134.80%
Risk-free interest rate	0.45%	85.00%
Dividend yield	0.0%	0.0%
Expected life	2.32 years	5.06 years